Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
Accounts receivable and interest receivable	(9,150)	(3,317)	(808)
Pool receivables from affiliates	(1,664)	(4,741)	6,697
Due from affiliates	(3,204)	(12,177)	(253)
Prepaid expenses and other current assets	(647)	(3,147)	(1,409)
Accounts payable and accrued liabilities	2,092	2,337	(1,788)
Due to affiliates	7,731	(1,204)	(842)
Deferred revenue	(1,603)	855	(2,692)
Other	(141)	1,600	262

	(6,586)	(19,794)	(833)